Balance Sheet (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Preferred stock, authorized	500,000,000	500,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	750,000,000
Common stock, par value (in Dollars per share)	$ 0.001
Common stock, issued	125,500,000
Common stock, outstanding	125,500,000